Related party transactions table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Beginning of period	$ 96,554	$ 113,154
Related Party Transaction, Amounts of Transaction	75,490	41,066
Related Party Transactions Payments	(18,479)	(52,021)
Related Party Transaction Other Changes	4,529	(5,645)
End of period	158,094	96,554
Management Member
Related Party Transaction [Line Items]
Beginning of period	29,713	4,947
Related Party Transaction, Amounts of Transaction	1,163	239
Related Party Transactions Payments	(1,318)	(301)
Related Party Transaction Other Changes	4,529	24,828
End of period	34,087	29,713
Director Member
Related Party Transaction [Line Items]
Beginning of period	66,841	108,207
Related Party Transaction, Amounts of Transaction	74,327	40,827
Related Party Transactions Payments	(17,161)	(51,720)
Related Party Transaction Other Changes	0	(30,473)
End of period	$ 124,007	$ 66,841